ISSUANCE OF COMMON STOCK	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
ISSUANCE OF COMMON STOCK

NOTE 10 – ISSUANCE OF COMMON STOCK

Equity Incentive Plan

On April 12, 2022, the Board of Directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan, or the 2022 Plan. The 2022 Plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards collectively, the “Awards.” Awards may be granted under the 2022 Plan to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

There were 150,943 share base compensation awards issued under the 2022 Plan during the three and nine months ended September 30, 2024 with a weighted average grant date fair value of $0.55 per share. There were no share base compensation awards issued under the 2022 Plan during the three and nine months ended September 30, 2023. There were 1,250 and 6,500 shares forfeited during the three and nine months ended September 30, 2024, respectively. There were no shares forfeited during the three and nine months ended September 30, 2023. As of September 30, 2024, there were 63,453 shares available to be issued under the 2022 Plan.

Equity compensation under the 2022 Plan was approximately $101,000 and $138,000 during the three and nine months ended September 30, 2024 and was expensed as a component of general administrative expenses on the accompanying condensed consolidated statements of operations. As of September 30, 2024, there was an unrecognized expense of approximately $50,000 remaining on options currently vesting over time with an approximate weighted average of twelve months remaining until these options are fully vested.

The vested options as of September 30, 2024, had no intrinsic value.

Other Equity Compensation

During the three and nine months ended September 30, 2024, the Company issued 774,528 shares of common stock to three vendors for payment of consulting services rendered and 94,340 for restricted shares of common stock to Vivek Sehgal (a related party) as bonus compensation (See Note 5). The grant date fair value for all of these share issuances was approximately $478,000 and were expensed as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations during the three and nine months ended September 30, 2024. These shares vest immediately but must be held for a minimum of six months in accordance with Securities Exchange Commission Rule 144.